Fair Value Measurements and Financial Instruments - Derivative Instruments Narrative (Details) CAD in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Nov. 30, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory assets	CAD 3,045	CAD 2,933
Regulatory liability	3,446	2,183
Long-term debt	CAD 21,535	21,219
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gain, portion shared with customers	10.00%
ITC | Fixed rate debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt | $			$ 1
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Regulatory assets	CAD 87	19
Regulatory liability	2	12
Energy contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) recognized in earnings	36	CAD (2)
Unrealized gains recognized in earnings	3
Foreign exchange contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	160
Interest rate swaps | Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses expected to be reclassified to earnings within the next twelve month	(3)
Interest rate swaps | UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	23
Total return swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	CAD 33
Total return swaps held	3
Total return swap | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	1 year
Total return swap | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	3 years